Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Mar. 31, 2015
Registrant Name		dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Central Index Key		dei_EntityCentralIndexKey	0000908695
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	usaa
Document Creation Date		dei_DocumentCreationDate	Jul. 26, 2015
Document Effective Date		dei_DocumentEffectiveDate	Aug. 01, 2015
Prospectus Date		rr_ProspectusDate	Aug. 01, 2015
USAA Tax Exempt Intermediate-Term Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Risk Return Summary USAA TAX EXEMPT INTERMEDIATE-TERM FUND
Objective		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary		rr_ObjectivePrimaryTextBlock	The USAA Tax Exempt Intermediate-Term Fund (the Fund) provides investors with interest income that is exempt from federal income tax.
Expense		rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative		rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees Caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its whole portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	4.00%
Expense Example		rr_ExpenseExampleHeading	Example
Expense Example Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Adviser Shares is not continued beyond one year.

Strategy		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative		rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment-grade securities the interest from which is exempt from federal income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund’s net assets will consist of tax-exempt securities. The Fund’s dollar-weighted average portfolio maturity is between three and 10 years.

Risk		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative		rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely interest and principal payments on its securities or that negative market perceptions of an issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

As a mutual fund that has the ability to invest in bonds, there is a risk that the market value of the bonds in the Fund’s portfolio will fluctuate because of changes in interest rates, changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain.

In addition, market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed- income mutual funds and decreased liquidity of fixed-income securities could hurt a Fund’s performance.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative		rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares’ volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund’s benchmark index and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Bar Chart Heading		rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Annual Return 2005		rr_AnnualReturn2005	3.09%
Annual Return 2006		rr_AnnualReturn2006	4.55%
Annual Return 2007		rr_AnnualReturn2007	1.91%
Annual Return 2008		rr_AnnualReturn2008	(7.33%)
Annual Return 2009		rr_AnnualReturn2009	18.28%
Annual Return 2010		rr_AnnualReturn2010	2.83%
Annual Return 2011		rr_AnnualReturn2011	10.17%
Annual Return 2012		rr_AnnualReturn2012	7.20%
Annual Return 2013		rr_AnnualReturn2013	(1.03%)
Annual Return 2014		rr_AnnualReturn2014	7.36%
Bar Chart Closing		rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN
-0.16% (6/30/15)
BEST QUARTER*	WORST QUARTER*
7.79% 3rd Qtr. 2009	-4.12% 4th Qtr. 2008

*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.

Year to Date Return, Label		rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.16%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	7.79%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(4.12%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For The Periods Ended December 31, 2014
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010
USAA Tax Exempt Intermediate-Term Fund | Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (on shares held less than 60 days) {negatedLabel}		rr_RedemptionFeeOverRedemption	none
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.22%
Total Annual Operating Expenses		rr_ExpensesOverAssets	0.55%
Reimbursement From Adviser		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Operating Expenses After Reimbursement		rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 689
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010
USAA Tax Exempt Intermediate-Term Fund | Fund Shares | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.36%
5 Years		rr_AverageAnnualReturnYear05	5.23%
10 Years		rr_AverageAnnualReturnYear10	4.50%
Since Inception		rr_AverageAnnualReturnSinceInception	none
USAA Tax Exempt Intermediate-Term Fund | Fund Shares | Return After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.36%
5 Years		rr_AverageAnnualReturnYear05	5.23%
10 Years		rr_AverageAnnualReturnYear10	4.49%
Since Inception		rr_AverageAnnualReturnSinceInception	none
USAA Tax Exempt Intermediate-Term Fund | Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	5.73%
5 Years		rr_AverageAnnualReturnYear05	4.96%
10 Years		rr_AverageAnnualReturnYear10	4.42%
Since Inception		rr_AverageAnnualReturnSinceInception	none
USAA Tax Exempt Intermediate-Term Fund | Adviser Shares
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (on shares held less than 60 days) {negatedLabel}		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.33%
Total Annual Operating Expenses		rr_ExpensesOverAssets	0.88%
Reimbursement From Adviser	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Operating Expenses After Reimbursement		rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	273
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	480
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,077
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010
USAA Tax Exempt Intermediate-Term Fund | Adviser Shares | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.04%
5 Years		rr_AverageAnnualReturnYear05	none
10 Years		rr_AverageAnnualReturnYear10	none
Since Inception		rr_AverageAnnualReturnSinceInception	4.65%
USAA Tax Exempt Intermediate-Term Fund | Adviser Shares | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	9.05%
5 Years		rr_AverageAnnualReturnYear05	5.16%
10 Years		rr_AverageAnnualReturnYear10	4.74%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	4.79%
USAA Tax Exempt Intermediate-Term Fund | Adviser Shares | Lipper Intermediate Municipal Debt Funds Index (reflects no deductions for taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	6.38%
5 Years		rr_AverageAnnualReturnYear05	4.17%
10 Years		rr_AverageAnnualReturnYear10	3.85%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	3.80%
USAA TAX EXEMPT LONG-TERM FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Risk Return Summary USAA TAX EXEMPT LONG-TERM FUND
Objective		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary		rr_ObjectivePrimaryTextBlock	The USAA Tax Exempt Long-Term Fund (the Fund) provides investors with interest income that is exempt from federal income tax.
Expense		rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative		rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees Caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its whole portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	7.00%
Expense Example		rr_ExpenseExampleHeading	Example
Expense Example Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Adviser Shares is not continued beyond one year.

Strategy		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative		rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment-grade securities the interest from which is exempt from federal income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund’s net assets will consist of tax-exempt securities. The Fund’s dollar-weighted average portfolio maturity is 10 years or more.

Risk		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative		rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely interest and principal payments on its securities or that negative market perceptions of an issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

As a mutual fund that has the ability to invest in bonds, there is a risk that the market value of the bonds in the Fund’s portfolio will fluctuate because of changes in interest rates, changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain.

In addition, market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed- income mutual funds and decreased liquidity of fixed-income securities could hurt a Fund’s performance.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative		rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares’ volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund’s benchmark index and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Bar Chart Heading		rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Annual Return 2005		rr_AnnualReturn2005	3.82%
Annual Return 2006		rr_AnnualReturn2006	4.80%
Annual Return 2007		rr_AnnualReturn2007	0.61%
Annual Return 2008		rr_AnnualReturn2008	(12.53%)
Annual Return 2009		rr_AnnualReturn2009	22.09%
Annual Return 2010		rr_AnnualReturn2010	1.38%
Annual Return 2011		rr_AnnualReturn2011	12.49%
Annual Return 2012		rr_AnnualReturn2012	9.80%
Annual Return 2013		rr_AnnualReturn2013	(2.78%)
Annual Return 2014		rr_AnnualReturn2014	10.54%
Bar Chart Closing		rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN
0.23% (6/30/15)
BEST QUARTER*	WORST QUARTER*
10.39% 3rd Qtr. 2009	-7.32% 4th Qtr. 2008

*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.

Year to Date Return, Label		rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.23%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	10.39%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(7.32%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For The Periods Ended December 31, 2014
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010
USAA TAX EXEMPT LONG-TERM FUND | Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010
USAA TAX EXEMPT LONG-TERM FUND | Fund Shares | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	10.54%
5 Years		rr_AverageAnnualReturnYear05	6.12%
10 Years		rr_AverageAnnualReturnYear10	4.63%
Since Inception		rr_AverageAnnualReturnSinceInception	none
USAA TAX EXEMPT LONG-TERM FUND | Fund Shares | Return After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	10.54%
5 Years		rr_AverageAnnualReturnYear05	6.10%
10 Years		rr_AverageAnnualReturnYear10	4.60%
Since Inception		rr_AverageAnnualReturnSinceInception	none
USAA TAX EXEMPT LONG-TERM FUND | Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.92%
5 Years		rr_AverageAnnualReturnYear05	5.77%
10 Years		rr_AverageAnnualReturnYear10	4.60%
Since Inception		rr_AverageAnnualReturnSinceInception	none
USAA TAX EXEMPT LONG-TERM FUND | Adviser Shares
Risk/Return:		rr_RiskReturnAbstract
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010
USAA TAX EXEMPT LONG-TERM FUND | Adviser Shares | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	10.24%
5 Years		rr_AverageAnnualReturnYear05	none
10 Years		rr_AverageAnnualReturnYear10	none
Since Inception		rr_AverageAnnualReturnSinceInception	5.51%
USAA TAX EXEMPT LONG-TERM FUND | Adviser Shares | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	9.05%
5 Years		rr_AverageAnnualReturnYear05	5.16%
10 Years		rr_AverageAnnualReturnYear10	4.74%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	4.79%
USAA TAX EXEMPT LONG-TERM FUND | Adviser Shares | Lipper General and Insured Municipal Debt Funds Index (reflects no deduction for taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	10.92%
5 Years		rr_AverageAnnualReturnYear05	5.67%
10 Years		rr_AverageAnnualReturnYear10	4.56%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	5.39%
USAA TAX EXEMPT LONG-TERM FUND | Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (on shares held less than 60 days) {negatedLabel}		rr_RedemptionFeeOverRedemption	none
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.22%
Total Annual Operating Expenses		rr_ExpensesOverAssets	0.55%
Reimbursement From Adviser		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Operating Expenses After Reimbursement		rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 689
USAA TAX EXEMPT LONG-TERM FUND | Adviser Shares
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (on shares held less than 60 days) {negatedLabel}		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		rr_ManagementFeesOverAssets	0.29%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.45%
Total Annual Operating Expenses		rr_ExpensesOverAssets	0.99%
Reimbursement From Adviser	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Operating Expenses After Reimbursement		rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	529
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,196
USAA TAX EXEMPT SHORT-TERM FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Risk Return Summary USAA TAX EXEMPT SHORT-TERM FUND
Objective		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary		rr_ObjectivePrimaryTextBlock	The USAA Tax Exempt Short-Term Fund (the Fund) provides investors with interest income that is exempt from federal income tax.
Expense		rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative		rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees Caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its whole portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	30.00%
Expense Example		rr_ExpenseExampleHeading	Example
Expense Example Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Adviser Shares is not continued beyond one year.

Strategy		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative		rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment-grade securities the interest from which is exempt from federal income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund’s net assets will consist of tax-exempt securities. The Fund’s dollar-weighted average portfolio maturity is three years or less.

Risk		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative		rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely interest and principal payments on its securities or that negative market perceptions of an issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

As a mutual fund that has the ability to invest in bonds, there is a risk that the market value of the bonds in the Fund’s portfolio will fluctuate because of changes in interest rates, changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain.

In addition, market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed- income mutual funds and decreased liquidity of fixed-income securities could hurt a Fund’s performance.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, variable-rate demand notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice, normally one day or seven days. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as “structured instruments” or “synthetic instruments, ” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” However, the tender option usually is subject to a conditional guarantee, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, it will not purchase a synthetic instrument of this type unless it believes there is only minimal risk that it will not be able to exercise the tender option at all times. The Fund will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that interest paid on the instrument is entitled to tax-exempt treatment.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative		rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares’ volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund’s benchmark index and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Bar Chart Heading		rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Annual Return 2005		rr_AnnualReturn2005	1.78%
Annual Return 2006		rr_AnnualReturn2006	3.54%
Annual Return 2007		rr_AnnualReturn2007	3.32%
Annual Return 2008		rr_AnnualReturn2008	1.32%
Annual Return 2009		rr_AnnualReturn2009	6.88%
Annual Return 2010		rr_AnnualReturn2010	2.93%
Annual Return 2011		rr_AnnualReturn2011	4.42%
Annual Return 2012		rr_AnnualReturn2012	2.51%
Annual Return 2013		rr_AnnualReturn2013	0.66%
Annual Return 2014		rr_AnnualReturn2014	1.54%
Bar Chart Closing		rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN
-0.08% (6/30/15)
BEST QUARTER*	WORST QUARTER*
2.35% 1st Qtr. 2009	-0.62% 4th Qtr. 2010

*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.

Year to Date Return, Label		rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.08%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	2.35%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(0.62%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For The Periods Ended December 31, 2014
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010
USAA TAX EXEMPT SHORT-TERM FUND | Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (on shares held less than 60 days) {negatedLabel}		rr_RedemptionFeeOverRedemption	none
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.22%
Total Annual Operating Expenses		rr_ExpensesOverAssets	0.55%
Reimbursement From Adviser		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Operating Expenses After Reimbursement		rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 689
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010
USAA TAX EXEMPT SHORT-TERM FUND | Fund Shares | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.54%
5 Years		rr_AverageAnnualReturnYear05	2.40%
10 Years		rr_AverageAnnualReturnYear10	2.87%
Since Inception		rr_AverageAnnualReturnSinceInception	none
USAA TAX EXEMPT SHORT-TERM FUND | Fund Shares | Return After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.54%
5 Years		rr_AverageAnnualReturnYear05	2.40%
10 Years		rr_AverageAnnualReturnYear10	2.87%
Since Inception		rr_AverageAnnualReturnSinceInception	none
USAA TAX EXEMPT SHORT-TERM FUND | Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.58%
5 Years		rr_AverageAnnualReturnYear05	2.36%
10 Years		rr_AverageAnnualReturnYear10	2.88%
Since Inception		rr_AverageAnnualReturnSinceInception	none
USAA TAX EXEMPT SHORT-TERM FUND | Adviser Shares
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (on shares held less than 60 days) {negatedLabel}		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		rr_ManagementFeesOverAssets	0.31%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.42%
Total Annual Operating Expenses		rr_ExpensesOverAssets	0.98%
Reimbursement From Adviser	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Operating Expenses After Reimbursement		rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	294
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	524
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,185
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010
USAA TAX EXEMPT SHORT-TERM FUND | Adviser Shares | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.38%
5 Years		rr_AverageAnnualReturnYear05	none
10 Years		rr_AverageAnnualReturnYear10	none
Since Inception		rr_AverageAnnualReturnSinceInception	1.84%
USAA TAX EXEMPT SHORT-TERM FUND | Adviser Shares | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	9.05%
5 Years		rr_AverageAnnualReturnYear05	5.16%
10 Years		rr_AverageAnnualReturnYear10	4.74%
Since Inception	[3]	rr_AverageAnnualReturnSinceInception	4.79%
USAA TAX EXEMPT SHORT-TERM FUND | Adviser Shares | Lipper Short Municipal Debt Funds Index (reflects no deductions for taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.04%
5 Years		rr_AverageAnnualReturnYear05	1.34%
10 Years		rr_AverageAnnualReturnYear10	2.01%
Since Inception	[3]	rr_AverageAnnualReturnSinceInception	1.23%
USAA TAX EXEMPT MONEY MARKET FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Risk Return Summary USAA TAX EXEMPT MONEY MARKET FUND
Objective		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary		rr_ObjectivePrimaryTextBlock

The USAA Tax Exempt Money Market Fund (the Fund) provides investors with interest income that is exempt from federal income tax and has a further objective of preserving capital and maintaining liquidity.

Expense		rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative		rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees Caption		rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example		rr_ExpenseExampleHeading	Example
Expense Example Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Strategy		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative		rr_StrategyNarrativeTextBlock

The Fund invests primarily in high-quality securities the interest of which is exempt from federal income tax (referred to herein as “tax-exempt securities”) with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund’s net assets will consist of tax-exempt securities.

Risk		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative		rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

The securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely interest and principal payments on its securities or that negative market perceptions of an issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, changes in supply and demand for tax-exempt securities, or other market factors.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, variable-rate demand notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice, normally one day or seven days. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” However, the tender option usually is subject to a conditional guarantee, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, it will not purchase a synthetic instrument of this type unless it believes there is only minimal risk that it will not be able to exercise the tender option at all times. The Fund will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that interest paid on the instrument is entitled to tax-exempt treatment.

Bar Chart and Performance Table		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative		rr_PerformanceNarrativeTextBlock

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund's average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Bar Chart Heading		rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Annual Return 2005		rr_AnnualReturn2005	2.07%
Annual Return 2006		rr_AnnualReturn2006	3.06%
Annual Return 2007		rr_AnnualReturn2007	3.28%
Annual Return 2008		rr_AnnualReturn2008	2.40%
Annual Return 2009		rr_AnnualReturn2009	0.69%
Annual Return 2010		rr_AnnualReturn2010	0.01%
Annual Return 2011		rr_AnnualReturn2011	0.01%
Annual Return 2012		rr_AnnualReturn2012	0.04%
Annual Return 2013		rr_AnnualReturn2013	0.02%
Annual Return 2014		rr_AnnualReturn2014	0.01%
Bar Chart Closing		rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN
0.00% (6/30/15)
BEST QUARTER*	WORST QUARTER*
0.84% 2nd Qtr. 2007	0.00% 4th Qtr. 2014

*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label		rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	0.84%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For The Periods Ended December 31, 2014
USAA TAX EXEMPT MONEY MARKET FUND | -
Risk/Return:		rr_RiskReturnAbstract
(fees paid directly from your investment)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fee		rr_Component1OtherExpensesOverAssets	0.28%
Distribution and/or Service (12b-1) Fees-		rr_Component2OtherExpensesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.30%
Total Annual Operating Expenses		rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 726
USAA TAX EXEMPT MONEY MARKET FUND | - | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.01%
5 Years		rr_AverageAnnualReturnYear05	0.02%
10 Years		rr_AverageAnnualReturnYear10	1.15%
USAA CALIFORNIA BOND FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Risk Return Summary USAA CALIFORNIA BOND FUND
Objective		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary		rr_ObjectivePrimaryTextBlock	The California Bond Fund (the Fund) provides California investors with a high level of current interest income that is exempt from federal and California state income taxes.
Expense		rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative		rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees Caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its whole portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	4.00%
Expense Example		rr_ExpenseExampleHeading	Example
Expense Example Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Strategy		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative		rr_StrategyNarrativeTextBlock

The Fund invests primarily in long-term investment-grade securities issued by the state of California, its political subdivisions and instrumentalities, and by other government entities, the interest on which is exempt from federal income tax and California state income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund’s net assets will consist of California tax-exempt securities. The Fund’s dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

Risk		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative		rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely interest and principal payments on its securities or that negative market perceptions of an issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

As a mutual fund that has the ability to invest in bonds, there is a risk that the market value of the bonds in the Fund’s portfolio will fluctuate because of changes in interest rates, changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain.

In addition, market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity of fixed-income securities could hurt a Fund’s performance.

Because the Fund invests primarily in California tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax or other laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Since its inception, the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and the Fund does not intend to invest in any securities that earn any such income in the future. Nevertheless, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

An investment in this Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative		rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares’ volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund’s benchmark index and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Bar Chart Heading		rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Annual Return 2005		rr_AnnualReturn2005	3.80%
Annual Return 2006		rr_AnnualReturn2006	5.13%
Annual Return 2007		rr_AnnualReturn2007	0.53%
Annual Return 2008		rr_AnnualReturn2008	(12.53%)
Annual Return 2009		rr_AnnualReturn2009	18.84%
Annual Return 2010		rr_AnnualReturn2010	0.84%
Annual Return 2011		rr_AnnualReturn2011	14.74%
Annual Return 2012		rr_AnnualReturn2012	11.15%
Annual Return 2013		rr_AnnualReturn2013	(2.94%)
Annual Return 2014		rr_AnnualReturn2014	12.61%
Bar Chart Closing		rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN
0.56% (6/30/15)
BEST QUARTER*	WORST QUARTER*
12.31% 3rd Qtr. 2009	-7.56% 4th Qtr. 2010

* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.

Year to Date Return, Label		rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.56%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	12.31%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(7.56%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For The Periods Ended December 31, 2014
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010
USAA CALIFORNIA BOND FUND | Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (on shares held less than 60 days) {negatedLabel}		rr_RedemptionFeeOverRedemption	none
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.20%
Total Annual Operating Expenses		rr_ExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 714
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010
USAA CALIFORNIA BOND FUND | Fund Shares | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	12.61%
5 Years		rr_AverageAnnualReturnYear05	7.04%
10 Years		rr_AverageAnnualReturnYear10	4.83%
Since Inception		rr_AverageAnnualReturnSinceInception	none
USAA CALIFORNIA BOND FUND | Fund Shares | Return After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	12.61%
5 Years		rr_AverageAnnualReturnYear05	7.04%
10 Years		rr_AverageAnnualReturnYear10	4.79%
Since Inception		rr_AverageAnnualReturnSinceInception	none
USAA CALIFORNIA BOND FUND | Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	8.98%
5 Years		rr_AverageAnnualReturnYear05	6.49%
10 Years		rr_AverageAnnualReturnYear10	4.72%
Since Inception		rr_AverageAnnualReturnSinceInception	none
USAA CALIFORNIA BOND FUND | Adviser Shares
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (on shares held less than 60 days) {negatedLabel}		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		rr_ManagementFeesOverAssets	0.36%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.22%
Total Annual Operating Expenses		rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,025
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010
USAA CALIFORNIA BOND FUND | Adviser Shares | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	12.34%
5 Years		rr_AverageAnnualReturnYear05	none
10 Years		rr_AverageAnnualReturnYear10	none
Since Inception		rr_AverageAnnualReturnSinceInception	6.44%
USAA CALIFORNIA BOND FUND | Adviser Shares | Barclays Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	9.05%
5 Years		rr_AverageAnnualReturnYear05	5.16%
10 Years		rr_AverageAnnualReturnYear10	4.74%
Since Inception	[4]	rr_AverageAnnualReturnSinceInception	4.79%
USAA CALIFORNIA BOND FUND | Adviser Shares | Lipper California Municipal Debt Funds Index (reflects no deductions for taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	12.29%
5 Years		rr_AverageAnnualReturnYear05	6.44%
10 Years		rr_AverageAnnualReturnYear10	4.70%
Since Inception	[4]	rr_AverageAnnualReturnSinceInception	6.11%
USAA CALIFORNIA MONEY MARKET FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Risk Return Summary USAA CALIFORNIA MONEY MARKET FUND
Objective		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary		rr_ObjectivePrimaryTextBlock

The California Money Market Fund (the Fund) provides California investors with a high level of current interest income that is exempt from federal and California state income taxes and has a further objective of preserving capital and maintaining liquidity.

Expense		rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative		rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees Caption		rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example		rr_ExpenseExampleHeading	Example
Expense Example Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Strategy		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative		rr_StrategyNarrativeTextBlock

The Fund primarily invests in high-quality California tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of California tax-exempt securities.

Risk		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative		rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.

The securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely interest and principal payments on its securities or that negative market perceptions of an issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, changes in supply and demand for tax-exempt securities, or other market factors.

Because the Fund invests primarily in California tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax or other laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Since its inception, the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and the Fund does not intend to invest in any securities that earn any such income in the future. Nevertheless, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, variable-rate demand notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice, normally one day or seven days. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” However, the tender option usually is subject to a conditional guarantee, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, it will not purchase a synthetic instrument of this type unless it believes there is only minimal risk that it will not be able to exercise the tender option at all times. The Fund will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that interest paid on the instrument is entitled to tax-exempt treatment.

Bar Chart and Performance Table		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative		rr_PerformanceNarrativeTextBlock

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund's average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Bar Chart Heading		rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Annual Return 2005		rr_AnnualReturn2005	1.98%
Annual Return 2006		rr_AnnualReturn2006	2.98%
Annual Return 2007		rr_AnnualReturn2007	3.22%
Annual Return 2008		rr_AnnualReturn2008	2.29%
Annual Return 2009		rr_AnnualReturn2009	0.44%
Annual Return 2010		rr_AnnualReturn2010	0.02%
Annual Return 2011		rr_AnnualReturn2011	0.01%
Annual Return 2012		rr_AnnualReturn2012	0.03%
Annual Return 2013		rr_AnnualReturn2013	0.02%
Annual Return 2014		rr_AnnualReturn2014	0.02%
Bar Chart Closing		rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN
0.00% (6/30/15)
BEST QUARTER*	WORST QUARTER*
0.82% 2nd Qtr. 2007	0.00% 3rd Qtr. 2014

* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label		rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	0.82%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For The Periods Ended December 31, 2014
USAA CALIFORNIA MONEY MARKET FUND | -
Risk/Return:		rr_RiskReturnAbstract
(fees paid directly from your investment)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fee		rr_Component1OtherExpensesOverAssets	0.32%
Distribution and/or Service (12b-1) Fees-		rr_Component2OtherExpensesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.28%
Total Annual Operating Expenses		rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 750
USAA CALIFORNIA MONEY MARKET FUND | - | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.02%
5 Years		rr_AverageAnnualReturnYear05	0.02%
10 Years		rr_AverageAnnualReturnYear10	1.09%
USAA NEW YORK BOND FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Risk Return Summary USAA NEW YORK BOND FUND
Objective		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary		rr_ObjectivePrimaryTextBlock

The New York Bond Fund (the Fund) provides New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

Expense		rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative		rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees Caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its whole portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	5.00%
Expense Example		rr_ExpenseExampleHeading	Example
Expense Example Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Strategy		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative		rr_StrategyNarrativeTextBlock

The Fund invests primarily in long-term investment-grade securities issued by the state of New York, its political subdivisions, municipalities and public authorities, instrumentalities, and by other government entities, the interest on which is exempt from federal income tax and New York State and New York City personal income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund’s net assets will consist of New York tax-exempt securities. The Fund’s dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

Risk		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative		rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely interest and principal payments on its securities or that negative market perceptions of an issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

As a mutual fund that has the ability to invest in bonds, there is a risk that the market value of the bonds in the Fund’s portfolio will fluctuate because of changes in interest rates, changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

During a period of declining interest rates, many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain.

In addition, market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity of fixed-income securities could hurt a Fund’s performance.

Because the Fund invests primarily in New York tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax or other laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Since its inception, the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and the Fund does not intend to invest in any securities that earn any such income in the future. Nevertheless, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative		rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares’ volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund’s benchmark index and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Bar Chart Heading		rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Annual Return 2005		rr_AnnualReturn2005	3.75%
Annual Return 2006		rr_AnnualReturn2006	4.55%
Annual Return 2007		rr_AnnualReturn2007	1.19%
Annual Return 2008		rr_AnnualReturn2008	(7.76%)
Annual Return 2009		rr_AnnualReturn2009	16.98%
Annual Return 2010		rr_AnnualReturn2010	2.15%
Annual Return 2011		rr_AnnualReturn2011	12.20%
Annual Return 2012		rr_AnnualReturn2012	8.19%
Annual Return 2013		rr_AnnualReturn2013	(4.01%)
Annual Return 2014		rr_AnnualReturn2014	9.70%
Bar Chart Closing		rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN
0.20% (6/30/15)
BEST QUARTER*	WORST QUARTER*
8.72% 3rd Qtr. 2009	-5.27% 4th Qtr. 2010

*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.

Year to Date Return, Label		rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.20%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	8.72%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(5.27%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For The Periods Ended December 31, 2014
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010
USAA NEW YORK BOND FUND | Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (on shares held less than 60 days) {negatedLabel}		rr_RedemptionFeeOverRedemption	none
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.27%
Total Annual Operating Expenses		rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 822
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010
USAA NEW YORK BOND FUND | Fund Shares | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	9.70%
5 Years		rr_AverageAnnualReturnYear05	5.48%
10 Years		rr_AverageAnnualReturnYear10	4.46%
Since Inception		rr_AverageAnnualReturnSinceInception	none
USAA NEW YORK BOND FUND | Fund Shares | Return After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	9.70%
5 Years		rr_AverageAnnualReturnYear05	5.47%
10 Years		rr_AverageAnnualReturnYear10	4.44%
Since Inception		rr_AverageAnnualReturnSinceInception	none
USAA NEW YORK BOND FUND | Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.17%
5 Years		rr_AverageAnnualReturnYear05	5.16%
10 Years		rr_AverageAnnualReturnYear10	4.38%
Since Inception		rr_AverageAnnualReturnSinceInception	none
USAA NEW YORK BOND FUND | Adviser Shares
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (on shares held less than 60 days) {negatedLabel}		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.28%
Total Annual Operating Expenses		rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,108
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010
USAA NEW YORK BOND FUND | Adviser Shares | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	9.46%
5 Years		rr_AverageAnnualReturnYear05	none
10 Years		rr_AverageAnnualReturnYear10	none
Since Inception		rr_AverageAnnualReturnSinceInception	4.79%
USAA NEW YORK BOND FUND | Adviser Shares | Barclays Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	9.05%
5 Years		rr_AverageAnnualReturnYear05	5.16%
10 Years		rr_AverageAnnualReturnYear10	4.74%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	4.79%
USAA NEW YORK BOND FUND | Adviser Shares | Lipper New York Municipal Debt Funds Index (reflects no deduction for taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	10.37%
5 Years		rr_AverageAnnualReturnYear05	4.79%
10 Years		rr_AverageAnnualReturnYear10	4.14%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	4.36%
USAA NEW YORK MONEY MARKET FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Risk Return Summary USAA NEW YORK MONEY MARKET FUND
Objective		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary		rr_ObjectivePrimaryTextBlock

The New York Money Market Fund (the Fund) provides New York investors with a high level of current interest income that is exempt from federal income taxes and New York State and New York City personal income taxes and has a further objective of preserving capital and maintaining liquidity.

Expense		rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative		rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees Caption		rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example		rr_ExpenseExampleHeading	Example
Expense Example Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Fund is not continued beyond one year.

Strategy		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative		rr_StrategyNarrativeTextBlock

The Fund invests primarily in high-quality New York tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund’s net assets will consist of New York tax-exempt securities.

Risk		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative		rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.

The securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, changes in supply and demand for tax-exempt securities, or other market factors.

Because the Fund invests primarily in New York tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax or other laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Since its inception, the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and the Fund does not intend to invest in any securities that earn any such income in the future. Nevertheless, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, variable-rate demand notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice, normally one day or seven days. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” However, the tender option usually is subject to a conditional guarantee, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, it will not purchase a synthetic instrument of this type unless it believes there is only minimal risk that it will not be able to exercise the tender option at all times. The Fund will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that interest paid on the instrument is entitled to tax-exempt treatment.

Bar Chart and Performance Table		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative		rr_PerformanceNarrativeTextBlock

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund's average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Bar Chart Heading		rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Annual Return 2005		rr_AnnualReturn2005	1.87%
Annual Return 2006		rr_AnnualReturn2006	2.89%
Annual Return 2007		rr_AnnualReturn2007	3.11%
Annual Return 2008		rr_AnnualReturn2008	2.14%
Annual Return 2009		rr_AnnualReturn2009	0.48%
Annual Return 2010		rr_AnnualReturn2010	0.05%
Annual Return 2011		rr_AnnualReturn2011	0.01%
Annual Return 2012		rr_AnnualReturn2012	0.02%
Annual Return 2013		rr_AnnualReturn2013	0.01%
Annual Return 2014		rr_AnnualReturn2014	0.04%
Bar Chart Closing		rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN
0.00% (6/30/15)
BEST QUARTER*	WORST QUARTER*
0.80% 2nd Qtr. 2007	0.00% 3rd Qtr. 2014

*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label		rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	0.80%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For The Periods Ended December 31, 2014
USAA NEW YORK MONEY MARKET FUND | -
Risk/Return:		rr_RiskReturnAbstract
(fees paid directly from your investment)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fee		rr_Component1OtherExpensesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees-		rr_Component2OtherExpensesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.44%
Total Annual Operating Expenses		rr_ExpensesOverAssets	0.79%
Reimbursement From Adviser		rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Operating Expenses After Reimbursement	[6]	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	420
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 960
USAA NEW YORK MONEY MARKET FUND | - | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.04%
5 Years		rr_AverageAnnualReturnYear05	0.03%
10 Years		rr_AverageAnnualReturnYear10	1.06%
USAA VIRGINIA BOND FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Risk Return Summary VIRGINIA BOND FUND
Objective		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary		rr_ObjectivePrimaryTextBlock	The Virginia Bond Fund (the Fund) provides Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes.
Expense		rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative		rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees Caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its whole portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	12.00%
Expense Example		rr_ExpenseExampleHeading	Example
Expense Example Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Strategy		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative		rr_StrategyNarrativeTextBlock

The Fund invests primarily in long-term investment-grade securities issued by the Commonwealth of Virginia, its political subdivisions and instrumentalities, and other government entities, the interest on which is exempt from federal income tax and Virginia state income taxes (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund’s net assets will consist of Virginia tax-exempt securities. The Fund’s dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

Risk		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative		rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

As a mutual fund that has the ability to invest in bonds, there is a risk that the market value of the bonds in the Fund’s portfolio will fluctuate because of changes in interest rates, changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain.

In addition, market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity of fixed-income securities could hurt a Fund’s performance.

Because the Fund invests primarily in Virginia tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax or other laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative		rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares’ volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund’s benchmark index and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Bar Chart Heading		rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Annual Return 2005		rr_AnnualReturn2005	2.98%
Annual Return 2006		rr_AnnualReturn2006	4.48%
Annual Return 2007		rr_AnnualReturn2007	1.08%
Annual Return 2008		rr_AnnualReturn2008	(7.42%)
Annual Return 2009		rr_AnnualReturn2009	15.97%
Annual Return 2010		rr_AnnualReturn2010	1.10%
Annual Return 2011		rr_AnnualReturn2011	10.98%
Annual Return 2012		rr_AnnualReturn2012	7.76%
Annual Return 2013		rr_AnnualReturn2013	(3.14%)
Annual Return 2014		rr_AnnualReturn2014	10.78%
Bar Chart Closing		rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN
-0.14% (6/30/15)
BEST QUARTER*	WORST QUARTER*
7.30% 3rd Qtr. 2009	-4.61% 4th Qtr. 2010

*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.

Year to Date Return, Label		rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.14%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	7.30%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(4.61%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For The Periods Ended December 31, 2014
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010
USAA VIRGINIA BOND FUND | Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (on shares held less than 60 days) {negatedLabel}		rr_RedemptionFeeOverRedemption	none
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.21%
Total Annual Operating Expenses		rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 738
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010
USAA VIRGINIA BOND FUND | Fund Shares | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	10.78%
5 Years		rr_AverageAnnualReturnYear05	5.34%
10 Years		rr_AverageAnnualReturnYear10	4.24%
Since Inception		rr_AverageAnnualReturnSinceInception	none
USAA VIRGINIA BOND FUND | Fund Shares | Return After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	10.78%
5 Years		rr_AverageAnnualReturnYear05	5.34%
10 Years		rr_AverageAnnualReturnYear10	4.22%
Since Inception		rr_AverageAnnualReturnSinceInception	none
USAA VIRGINIA BOND FUND | Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.86%
5 Years		rr_AverageAnnualReturnYear05	5.07%
10 Years		rr_AverageAnnualReturnYear10	4.22%
Since Inception		rr_AverageAnnualReturnSinceInception	none
USAA VIRGINIA BOND FUND | Adviser Shares
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (on shares held less than 60 days) {negatedLabel}		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.24%
Total Annual Operating Expenses		rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,037
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010
USAA VIRGINIA BOND FUND | Adviser Shares | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	10.44%
5 Years		rr_AverageAnnualReturnYear05	none
10 Years		rr_AverageAnnualReturnYear10	none
Since Inception		rr_AverageAnnualReturnSinceInception	4.96%
USAA VIRGINIA BOND FUND | Adviser Shares | Barclays Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	9.05%
5 Years		rr_AverageAnnualReturnYear05	5.16%
10 Years		rr_AverageAnnualReturnYear10	4.74%
Since Inception	[7]	rr_AverageAnnualReturnSinceInception	4.79%
USAA VIRGINIA BOND FUND | Adviser Shares | Lipper Virginia Municipal Debt Funds Index (reflects no deductions for taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	9.91%
5 Years		rr_AverageAnnualReturnYear05	4.47%
10 Years		rr_AverageAnnualReturnYear10	3.96%
Since Inception	[7]	rr_AverageAnnualReturnSinceInception	4.26%
USAA VIRGINIA MONEY MARKET FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Risk Return Summary VIRGINIA MONEY MARKET FUND
Objective		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary		rr_ObjectivePrimaryTextBlock

The Virginia Money Market Fund (the Fund) provides Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes and a further objective of preserving capital and maintaining liquidity.

Expense		rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative		rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees Caption		rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example		rr_ExpenseExampleHeading	Example
Expense Example Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Strategy		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative		rr_StrategyNarrativeTextBlock

The Fund invests primarily in high-quality Virginia tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund’s net assets will consist of Virginia tax-exempt securities.

Risk		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative		rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.

The securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, changes in supply and demand for tax-exempt securities, or other market factors.

Because the Fund invests primarily in Virginia tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax or other laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, variable-rate demand notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice, normally one day or seven days. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” However, the tender option usually is subject to a conditional guarantee, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, it will not purchase a synthetic instrument of this type unless it believes there is only minimal risk that it will not be able to exercise the tender option at all times. The Fund will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that interest paid on the instrument is entitled to tax-exempt treatment.

Bar Chart and Performance Table		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative		rr_PerformanceNarrativeTextBlock

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund's average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Bar Chart Heading		rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Annual Return 2005		rr_AnnualReturn2005	1.99%
Annual Return 2006		rr_AnnualReturn2006	2.97%
Annual Return 2007		rr_AnnualReturn2007	3.19%
Annual Return 2008		rr_AnnualReturn2008	2.13%
Annual Return 2009		rr_AnnualReturn2009	0.32%
Annual Return 2010		rr_AnnualReturn2010	0.01%
Annual Return 2011		rr_AnnualReturn2011	0.01%
Annual Return 2012		rr_AnnualReturn2012	0.03%
Annual Return 2013		rr_AnnualReturn2013	0.06%
Annual Return 2014		rr_AnnualReturn2014	0.01%
Bar Chart Closing		rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN
0.00% (6/30/15)
BEST QUARTER*	WORST QUARTER*
0.82% 2nd Qtr. 2007	0.00% 4th Qtr. 2014

*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label		rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	0.82%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For The Periods Ended December 31, 2014
USAA VIRGINIA MONEY MARKET FUND | -
Risk/Return:		rr_RiskReturnAbstract
(fees paid directly from your investment)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fee		rr_Component1OtherExpensesOverAssets	0.32%
Distribution and/or Service (12b-1) Fees-		rr_Component2OtherExpensesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.34%
Total Annual Operating Expenses		rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 822
USAA VIRGINIA MONEY MARKET FUND | - | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.01%
5 Years		rr_AverageAnnualReturnYear05	0.02%
10 Years		rr_AverageAnnualReturnYear10	1.06%
[1]	The Adviser has agreed, through August 1, 2016, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.80% of the Adviser Shares' average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after August 1, 2016.
[2]	*The performance of the Lipper General & Insured Municipal Debt Funds Index and the Barclays Municipal Bond Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.
[3]	*The performance of the Barclays Municipal Bond Index and the Lipper Short Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.
[4]	*The performance of the Barclays Municipal Bond Index and the Lipper California Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.
[5]	*The performance of the Barclays Municipal Bond Index and the Lipper New York Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.
[6]	The Adviser has agreed, through August 1, 2016, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.60% of the Fund's average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after August 1, 2016.
[7]	*The performance of the Barclays Municipal Bond Index and the Lipper Virginia Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.